As filed with the Securities and Exchange Commission on February 27, 1998
                                                                File No. 33-9645
                                                               File No. 811-4881


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 51

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 52


                             NORWEST ADVANTAGE FUNDS
            (Formerly "Norwest Funds" and "Prime Value Funds, Inc.")
             (Exact Name of Registrant as Specified in its Charter)

                               Two Portland Square
                              Portland, Maine 04101
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (207) 879-1900


                               Max Berueffy, Esq.
                         Forum Financial Services, Inc.
                   Two Portland Square, Portland, Maine 04101
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                            Anthony C.J. Nuland, Esq.
                                 Seward & Kissel
                               1200 G Street, N.W.
                             Washington, D.C. 20005


It is proposed that this filing will become effective:

 _____   immediately upon filing pursuant to Rule 485, paragraph (b)
 __X__    on March 30, 1998 pursuant to Rule 485, paragraph (b)
 _____   60 days after filing pursuant to Rule 485, paragraph (a)(i)
 _____   on February 28, 1998  pursuant to Rule 485,  paragraph  (a)(i)
 _____   75 days after filing  pursuant  to Rule 485,  paragraph  (a)(ii)
 _____   on [ ] pursuant to Rule 485, paragraph (a)(ii)
 __X__   this  post-effective  amendment  designates  a  new  effective date for a previously filed post-effective amendment

Registrant filed a Rule 24f-2 notice for its various portfolios, pursuant to Rule 24f-2 under the Investment Company Act of 1940, with a May 31 fiscal year end on July 28, 1997. READY CASH INVESTMENT FUND, STABLE INCOME FUND, TOTAL RETURN BOND FUND, INDEX FUND, INCOME EQUITY FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY STOCK FUND, SMALL COMPANY GROWTH FUND, SMALL CAP OPPORTUNITIES FUND, INTERNATIONAL FUND, PERFORMA STRATEGIC VALUE BOND FUND, PERFORMA DISCIPLINED GROWTH FUND, PERFORMA SMALL CAP VALUE FUND AND PERFORMA GLOBAL GROWTH FUND OF REGISTRANT ARE CURRENTLY STRUCTURED AS FEEDER FUNDS. THIS AMENDMENT INCLUDES A MANUALLY EXECUTED SIGNATURE PAGE FOR THE REGISTRANTS WHOSE PORTFOLIOS ARE MASTER FUNDS: SCHRODER CAPITAL FUNDS AND CORE TRUST (DELAWARE).



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



                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART A
     (Prospectus offering A and B Shares of Stable Income Fund, Intermediate
         Government Income Fund, Income Fund and Total Return Bond Fund)

Form N-1A
 Item No.                 (Caption)                                    Location in Prospectus (Caption)
---------                 ---------                                    --------------------------------

Item 1.            Cover Page                                          Cover Page

Item 2.            Synopsis                                            Prospectus Summary

Item 3.            Condensed Financial Information                     Financial Highlights; Other Information -
                                                                       Performance Information

Item 4.            General Description of
                   Registrant                                          Prospectus Summary; Investment Objectives and
                                                                       Policies; Additional Investment Policies and Risk
                                                                       Considerations; and Other Information - The Trust
                                                                       and Its Shares

Item 5.            Management of the Fund                              Prospectus Summary; Management

Item 5A.           Management's Discussion of
                   Fund Performance                                    Not Applicable

Item 6.            Capital Stock and
                   Other Securities                                    Cover; Dividends and Tax Matters; Other
                                                                       Information - The Trust and Its Shares

Item 7.            Purchase of Securities Being Offered                How to Buy Shares; Management - Management,
                                                                       Administration and Distribution Services

Item 8.            Redemption or Repurchase                            How to Sell Shares

Item 9.            Pending Legal Proceedings                           Not Applicable

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART A
                         (Prospectus offering I Shares)

Form N-1A
 Item No.                 (Caption)                                    Location in Prospectus (Caption)
----------               -----------                                   --------------------------------
Item 1.            Cover Page                                          Cover Page

Item 2.            Synopsis                                            Prospectus Summary

Item 3.            Condensed Financial Information                     Financial Highlights; Other Information -
                                                                       Performance Information
Item 4.            General Description of
                   Registrant                                          Prospectus Summary; Investment Objectives
                                                                       and Policies; Additional Investment
                                                                       Policies and Risk Considerations; and
                                                                       Other Information - The Trust and Its
                                                                       Shares

Item 5.            Management of the Fund                              Prospectus Summary; Management

Item 5A.           Management's Discussion of
                   Fund Performance                                    Not Applicable

Item 6.            Capital Stock and
                   Other Securities                                    Cover; Dividends and Tax Matters; Other
                                                                       Information - The Trust and Its Shares

Item 7.            Purchase of Securities Being Offered                How To Buy Shares; Management,
                                                                       Administration and Distribution Services

Item 8.            Redemption or Repurchase                            How To Sell Shares

Item 9.            Pending Legal Proceedings                           Not Applicable


                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(C))

                                     PART A
                            (All other Prospectuses)

                          Not Applicable in this Filing

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 404(A))

                                     PART B

Form N-1A                                                              Location in Statement of
Item No.                   (Caption)                                   Additional Information (Caption)
---------                ------------                                  ---------------------------------

Item 10.           Cover Page                                          Cover Page

Item 11.           Table of Contents                                   Cover Page

Item 12.           General Information and History                     Prospectus

Item 13.           Investment Objectives and Policies                  Investment Policies; Investment Limitations

Item 14.           Management of the Fund                              Management; Additional Information about
                                                                       the Trust and the Shareholders of the Funds

Item 15.           Control Persons and Principal
                   Holders of Securities                               Additional Information about the Trust;
                                                                       Shareholdings

Item 16.           Investment Advisory and Other Services              Management

Item 17.           Brokerage Allocation and Other Practices            Portfolio Transactions

Item 18.           Capital Stock and Other Securities                  Additional Information about the Trust;
                                                                       Shareholdings

Item 19.           Purchase, Redemption and Pricing of
                   Securities Being Offered                            Additional Purchase and Redemption
                                                                       Information

Item 20.           Tax Status                                          Taxation

Item 21.           Underwriters                                        Management - Administration and
                                                                       Distribution

Item 22.           Calculation of Performance Data                     Performance and Advertising Data

Item 23            Financial Statements                                Other Information - Financial
                                                                       Statements

                                     PART A


The Prospectuses for Norwest Advantage Funds (the "Registrant") filed as Part A to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-9645) are incorporated herein by reference. These Prospectuses offer shares of Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Fund, Municipal Money Market Fund; Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund; Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax- Free Fund, Minnesota Tax-Free Fund; Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund; Index Fund, Income Equity Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund, Diversified Small Cap Fund, Small Cap Opportunities Fund, Contrarian Stock Fund and International Fund, all series of the Registrant.

                                     PART B


The Statement of Additional Information (the "SAI") for Norwest Advantage Funds (the "Registrant") filed as Part B to Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-9645) is incorporated herein by reference. This SAI supplements the Prospectuses offering shares of Cash Investment Fund, Ready Cash Investment Fund, U.S. Government Fund, Treasury Fund, Municipal Money Market Fund, Stable Income Fund, Limited Term Government Income Fund, Intermediate Government Income Fund, Diversified Bond Fund, Income Fund, Total Return Bond Fund, Limited Term Tax-Free Fund, Tax-Free Income Fund, Colorado Tax-Free Fund, Minnesota Intermediate Tax-Free Fund, Minnesota Tax-Free Fund, Strategic Income Fund, Moderate Balanced Fund, Growth Balanced Fund, Aggressive Balanced-Equity Fund, Index Fund, Income Equity Fund, ValuGrowth Stock Fund, Diversified Equity Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Stock Fund, Small Company Growth Fund, Diversified Small Cap Fund, Small Cap Opportunities Fund, Contrarian Stock Fund and International Fund, all series of the Registrant.

                                     PART C


Part C for Norwest Advantage Funds (the "Registrant"), filed as part of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-9645) is incorporated herein by reference.



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



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland, and State of Maine on the 24th day of February, 1998.

                                                  NORWEST ADVANTAGE FUNDS


                                                  By: /s/ John Y. Keffer
                                                     ------------------------
                                                          John Y. Keffer
                                                          President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed below by the following persons on the 24th day of February, 1998.

                         SIGNATURES                            TITLE

(a)      Principal Executive Officer

         /s/  John Y. Keffer                                   Chairman and
         ----------------------------                          President
              John Y. Keffer


(b)      Principal Financial and Accounting Officer

         /s/ Sara M. Morris                                    Treasurer
         ----------------------------
         Sara M. Morris

(c)      A Majority of the Trustees

         /s/ John Y. Keffer                                    Chairman
         ----------------------------
              John Y. Keffer

              Robert C. Brown*                                 Trustee
              Donald H. Burkhardt*                             Trustee
              James C. Harris*                                 Trustee
              Richard M. Leach*                                Trustee
              Donald C. Willeke*                               Trustee
              Timothy J. Penny*                                Trustee
              John C. McCune*                                  Trustee

         *By: /s/ John Y. Keffer
          ---------------------------
              John Y. Keffer
              Attorney in Fact

                                   SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Norwest Advantage Funds to be signed in the City of Portland, State of Maine on the 24th day of February, 1998.

                                                      CORE TRUST (DELAWARE)



                                                      By: /s/ John Y. Keffer
                                                        -----------------------
                                                              John Y. Keffer
                                                              President

This amendment to the Registration Statement of Norwest Advantage Funds has been signed below by the following persons in the capacities indicated on the 24th day of February, 1998.

         SIGNATURES                                              TITLE

(a)      Principal Executive Officer

         /s/ John Y. Keffer                                      Chairman and
         ----------------------------                            President
         John Y. Keffer

(b)      Principal Financial and Accounting Officer

         /s/ Sara M. Morris                                      Treasurer
         ----------------------------
         Sara M. Morris

(c)      A Majority of the Trustees

         /s/ John Y. Keffer                                      Chairman
         ----------------------------
         John Y. Keffer

         J. Michael Parish*                                      Trustee
         James C. Cheng*                                         Trustee
         Costas Azariadis*                                       Trustee

         *By:  /s/ John Y. Keffer
         ----------------------------
              John Y. Keffer
              Attorney in Fact

                                   SIGNATURES

On behalf of Schroder Capital Funds, being duly authorized, I have duly caused this amendment to the Registration Statement of Norwest Advantage Funds, solely with respect to Small Cap Opportunities Fund, a series of Norwest Advantage Funds, to be signed in the City of New York, State of New York on the 24th day of February, 1998.

                                                    SCHRODER CAPITAL FUNDS

                                                    By: /s/ Catherine A. Mazza
                                                       ------------------------
                                                           Catherine A. Mazza

This amendment to the Registration Statement of Norwest Advantage Funds, solely with respect to Small Cap Opportunities Fund, a series of Norwest Advantage Funds, has been signed below by the following persons in the capacities indicated on the 24th day of February, 1998.

         SIGNATURES                                       TITLE

(a)      Principal Executive Officer

         MARK J. SMITH

         *By: /s/ Thomas G. Sheehan                       President and Trustee
          ----------------------------
                  Thomas G. Sheehan
                  Attorney-in-Fact

(b)      Principal Financial and
         Accounting Officer

         /s/ Fergal Cassidy
         -----------------------------                    Treasurer
         Fergal Cassidy

(c)      Majority of the Trustees

         PETER E. GUERNSEY*                               Trustee
         JOHN I. HOWELL*                                  Trustee
         HERMANN C. SCHWAB*                               Trustee
         CLARENCE F. MICHALIS*                            Trustee
         MARK J. SMITH*                                   Trustee
         HON. DAVID N. DINKINS*                           Trustee
         PETER S. KNIGHT*                                 Trustee
         SHARON L. HAUGH*                                 Trustee


         *By:/s/ Thomas G. Sheehan
          ----------------------------
                  Thomas G. Sheehan
                  Attorney-in-Fact



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